COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2012, are as follows:
June 30, 2012

2012	$272
2013	323
Total	$595